Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios LLC
Entity Central Index Key	0001303459
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity U.S. Equity Central Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Equity Central Fund
Class Name	Fidelity® U.S. Equity Central Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Equity Central Fund for the period July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Equity Central Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through midyear, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index for the fiscal year, especially within information technology. Stock picking in consumer staples and consumer discretionary also hurt.
•The biggest individual relative detractor was an underweight in Broadcom (+74%), a stake we established this period that was among our largest holdings at period end. An underweight in Palantir Technologies (+438%) hurt as well. This was an investment we established this period. Another notable relative detractor was Apple (-2%), one of the portfolio's largest holdings.
•In contrast, the biggest contributor to performance versus the benchmark was stock picking in health care, primarily within the health care equipment & services industry. Investment choices in financials and communication services, in the latter case primarily among media & entertainment firms, also boosted the fund's relative result.
•The top individual relative contributor was a non-benchmark stake in Circle Internet Group (+123%). A outsized position in Salesforce (+29%) also helped, though the stock was no longer held at period end. An overweight in Boston Scientific (+39%) added value as well. This period we decreased our investment in Boston Scientific.
•Notable changes in positioning include lower allocations to the energy and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE September 18, 2020 through June 30, 2025. Initial investment of $10,000. Fidelity® U.S. Equity Central Fund $10,000 $13,447 $11,332 $13,706 $16,617 $18,969 MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) $10,000 $13,399 $11,554 $13,777 $16,979 $19,650 S&P 500® Index $10,000 $13,100 $11,709 $14,003 $17,442 $20,087 MSCI USA Index $10,000 $13,146 $11,415 $13,581 $16,855 $19,439 2020 2021 2022 2023 2024 2025 Effective January 1, 2025, the fund began comparing its performance to S&P 500® Index rather than MSCI USA Index because the S&P 500® Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® U.S. Equity Central Fund 14.15% 14.32% MSCI U.S. Investable Market 2500 Index S&P 500 Linked Index (1/1/25) 15.73% 15.17% S&P 500® Index 15.16% 15.70% MSCI USA Index 15.33% 14.91% A From September 18, 2020 Effective January 1, 2025, the fund began comparing its performance to S&P 500® Index rather than MSCI USA Index because the S&P 500® Index conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Sep. 18, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 17,102,657,818
Holdings Count | shares	333
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$17,102,657,818
Number of Holdings	333
Total Advisory Fee	$0
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 32.5 Financials 13.7 Communication Services 10.4 Consumer Discretionary 10.2 Health Care 9.2 Industrials 8.7 Consumer Staples 5.5 Energy 3.1 Utilities 2.2 Real Estate 2.0 Materials 1.8 Common Stocks 99.2 Preferred Stocks 0.1 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.2 Preferred Stocks - 0.1 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.7 United States 94.4 Canada 1.4 Taiwan 0.8 United Kingdom 0.7 Netherlands 0.7 Puerto Rico 0.3 Ireland 0.3 Korea (South) 0.2 Spain 0.2 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 Canada - 1.4 Taiwan - 0.8 United Kingdom - 0.7 Netherlands - 0.7 Puerto Rico - 0.3 Ireland - 0.3 Korea (South) - 0.2 Spain - 0.2 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Microsoft Corp 8.3 NVIDIA Corp 8.2 Apple Inc 6.8 Amazon.com Inc 4.7 Alphabet Inc Class A 4.5 Meta Platforms Inc Class A 3.5 Broadcom Inc 2.0 Exxon Mobil Corp 1.4 Tesla Inc 1.4 Cisco Systems Inc 1.3 42.1